Average Annual Total Returns{- Fidelity Freedom Blend 2005 Fund} - 03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-05 - Fidelity Freedom Blend 2005 Fund	Fidelity Freedom Blend 2005 Fund- Class K6 Return Before Taxes Past 1 year	Fidelity Freedom Blend 2005 Fund- Class K6 Return Before Taxes Since Inception		Fidelity Freedom Blend 2005 Fund- Class K6 After Taxes on Distributions Past 1 year	Fidelity Freedom Blend 2005 Fund- Class K6 After Taxes on Distributions Since Inception		Fidelity Freedom Blend 2005 Fund- Class K6 After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend 2005 Fund- Class K6 After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Since Inception		F0556 Past 1 year	F0556 Since Inception
Total	3.75%	6.56%	[1]	2.17%	5.29%	[1]	2.58%	4.66%	[1]	(1.54%)	4.61%	[1]	3.80%	6.53%	[1]

[1]	(a)From August 31, 2018